Derivative Instruments Disclosures (Details Narrative)	12 Months Ended
	Dec. 31, 2013 N	Dec. 31, 2012 N
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Number of open futures contracts	2,186	3,605
Number of open forward contracts	68	191
Number of futures contracts closed	37,659	51,295
Number of forward currency contracts closed	2,104	4,013